UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER: 000-55641

CUSIP NUMBER: 3953OW106

(Check One):	[ ] Form 10-K [ ] Form 20-F [ ] Form 11-K [X] Form 10-Q [ ] Form N-SAR [ ] Form N-CSR
For Period Ended: March 31, 2016
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please print or type. Nothing in the form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

GreenKissNY Inc.

Full Name of Registrant

N/A

Former Name if Applicable

75 South Broadway, 4th Floor

Address of Principal Executive Office (Street and Number)

White Plains, New York 10601

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X]	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

GreenKissNY Inc. (the “Company”) could not complete the filing of its Quarterly Report on Form 10-Q for the period ended March 31, 2016 due to a delay in obtaining and compiling information required to be included in the Company’s Form 10-Q, which delay could not be eliminated by the Company without unreasonable effort and expense. The Company expects to file the Form 10-Q within the five calendar day extension provided by Rule 12b-25(b).

PART IV — OTHER INFORMATION

(1)	Name and telephone of person to contact in regard to this notification

Ann Anderson	(914)	304-4323
(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

[X] Yes [  ] No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X] Yes [ ] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Company anticipates that total revenues and income from operations for the quarter ended March 31, 2016 will be approximately 26% higher than the quarter ended March 31, 2015, as a result of expanded client base. Further, operating expenses have increased approximately 100% as a result of our increased payroll costs resulting from our hiring of an executive team, increased legal and professional costs associated with our efforts to commence our initial public offering and other travel and related costs associated with our research and business development activities.

The foregoing statements are based on our current expectations as of the date of this filing and involve a number of risks and uncertainties which may cause actual results to differ and may be beyond our control, as discussed further below.

CAUTIONARY NOTE REGARDING FORWARD-LOOKING STATEMENTS

This Form 12b-25 filing includes “forward-looking statements.” All statements, other than statements of historical facts, included in this filing that address activities, events or developments that the Company expects, believes, targets or anticipates will or may occur in the future are forward-looking statements. Such statements are subject to a number of assumptions, risks and uncertainties, many of which are beyond the control of the Company, which may cause actual results to differ materially from those implied or expressed by the forward-looking statements. As such, readers should not unduly rely on such forward-looking statements. See “Risk Factors” in the Company’s other public filings.

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GreenKissNY Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 28, 2016	By:	/s/ Ann Anderson
	Name:	Ann Anderson
	Title:	President and Chief Executive Officer

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